PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Depreciation expense	$ 238,861	$ 134,308	$ 122,695